Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Revenue by Product

Revenue by product for the year ended December 31 was as follows:

	2012	2011	2010
3D printing machines	$15,668	$5,406	$5,622
3D printed parts, materials and other services	12,989	9,884	7,818

	$28,657	$15,290	$13,440

Geographic Information for Revenue

Geographic information for revenue for the year ended December 31 was as follows (based on the country where the sale originated):

	2012	2011	2010
United States	$7,802	$4,587	$3,936
Germany	13,956	5,678	6,909
Japan	6,899	5,025	2,595

	$28,657	$15,290	$13,440

Geographic Information for Long-Lived Assets

Geographic information for long-lived assets at December 31 was as follows (based on the physical location of assets):

	2012	2011
United States	$9,592	$5,672
Germany	2,550	1,230
Japan	325	1,017

	$12,467	$7,919